Aegis Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Consumer Discretionary - 1.9%
Household Durables - 1.9%
Bassett Furniture Industries, Inc. (a)	456,855	$6,601,555

Energy - 29.6%(b)
Energy Equipment & Services - 8.7%
AKITA Drilling Ltd. - Class A (c)(g)	5,945,285	6,637,865
Enerflex Ltd.	511,060	3,045,918
Koil Energy Solutions, Inc. (a)(c)	766,584	1,149,876
Natural Gas Services Group, Inc. (a)(c)	670,773	12,818,472
Precision Drilling Corp. (c)(g)	116,735	7,189,070
Wolverine Energy & Infrastructure, Inc. (c)(d)(g)	475,591	0
		30,841,201
Oil, Gas & Consumable Fuels - 20.9%
Adams Resources & Energy, Inc.	108,876	2,939,652
ARC Resources Ltd. (g)	477,703	8,074,450
Ardmore Shipping Corp.	67,645	1,224,375
Athabasca Oil Corp. (c)(g)	500,000	1,774,557
International Petroleum Corp. (c)(g)	1,839,691	21,723,439
MEG Energy Corp. (g)	826,778	15,533,609
Peabody Energy Corp.	444,732	11,803,187
SEPLAT Energy PLC (h)	3,133,891	7,960,738
Vermilion Energy, Inc. (g)	280,000	2,732,818
		73,766,825
Total Energy		104,608,026

Financials - 5.4%
Banks - 4.6%
Bank of Cyprus Holdings PLC (c)(h)	3,143,618	16,236,865
		$–
Capital Markets - 0.8%
Hennessy Advisors, Inc.	140,536	1,398,333
Westwood Holdings Group, Inc.	97,606	1,386,005
		2,784,338
Total Financials		19,021,203

Information Technology - 0.1%
Communications Equipment - 0.1%
EMCORE Corp. (c)	97,535	215,553
Total Information Technology		215,553

Materials - 53.6%(b)
Diversified Metals & Mining - 13.1%
Alphamin Resources Corp. (g)	5,423,063	4,731,572
Amerigo Resources Ltd. (a)(g)	18,172,738	23,380,209
C3 Metals, Inc. (c)(e)(g)	1,648,351	426,576
Excelsior Mining Corp. (c)(g)	2,483,258	266,237
Kenmare Resources PLC (h)	3,767,623	16,981,222
Solitario Resources Corp. (c)	620,433	434,303
		46,220,119
Gold, Silver, & Precious Metals & Minerals - 25.2%
Cabral Gold, Inc. (a)(c)(e)(g)	12,911,156	2,816,216
Catalyst Metals Ltd. (c)(i)	4,033,416	7,644,447
Condor Gold PLC (c)(e)(h)	2,810,000	815,233
Dundee Precious Metals, Inc. (g)	606,525	6,143,955
Eldorado Gold Corp. (c)(g)	374,946	6,517,787
Equinox Gold Corp. (c)(e)(g)	2,386,790	14,559,516
Erdene Resource Development Corp. (c)(e)(g)	12,000,338	5,590,013
G Mining Ventures Corp. (c)(g)	952,252	6,604,402
GoldQuest Mining Corp. (c)(g)	2,849,300	547,760
i-80 Gold Corp. (c)(g)	1,064,476	1,235,704
Loncor Gold, Inc. (c)(e)(g)	4,142,858	1,255,922
Minera Alamos, Inc. (a)(c)(e)(g)	37,611,661	8,760,156
Mundoro Capital, Inc. (c)(e)(g)	2,714,573	341,216
Newcore Gold Ltd. (a)(c)(e)(g)	16,000,002	3,726,571
O3 Mining, Inc. (c)(g)	1,509,956	1,194,612
Orezone Gold Corp. (c)(g)	15,850,751	9,141,621
Perseus Mining Ltd. (i)	5,226,073	9,341,348
Revival Gold, Inc. (c)(e)(g)	8,183,049	1,724,403
Toubani Resources Ltd. (c)(i)	1,300,000	271,339
TriStar Gold, Inc. (c)(g)	351,164	51,930
Troilus Gold Corp. (c)(g)	2,773,220	686,923
		88,971,074
Mining Services - 5.6%
Capital Ltd. (a)(h)	11,240,484	12,383,212
Geodrill Ltd. (a)(c)(g)	3,956,698	7,547,992
		19,931,204
Paper & Forest Products - 4.9%
Canfor Pulp Products, Inc. (c)(g)	174,467	116,101
Conifex Timber, Inc. (a)(c)(g)	2,346,913	728,828
Interfor Corp. (c)(g)	964,599	14,478,435
Mercer International, Inc.	264,447	1,790,306
		17,113,670
Steel - 4.8%
Algoma Steel Group, Inc. (g)	1,400,123	14,348,556
Stelco Holdings, Inc. (g)	54,845	2,705,246
		17,053,802
Total Materials		189,289,869

Utilities - 5.1%
Independent Power and Renewable Electricity Producers - 5.1%
Hallador Energy Company (c)	1,916,083	18,068,663
TOTAL COMMON STOCKS (Cost $243,928,012)		337,804,869

WARRANTS - 0.2%	Contracts	Value
Materials - 0.2%
Gold, Silver, & Precious Metals & Minerals — 0.2%
Cabral Gold, Inc., Expires 03/17/2025, Exercise Price $0.20 (c)(e)	7,500,000	642,168
Cabral Gold, Inc., Expires 11/25/2024, Exercise Price $0.30 (c)(e)	5,000,000	120,892
Condor Gold PLC, Expires 06/10/2025, Exercise Price $0.35 (c)(e)	1,425,000	18,809
Loncor Gold, Inc., Expires 06/10/2025, Exercise Price $0.75 (c)(e)	500,000	7,838
Revival Gold, Inc., Expires 11/30/2026, Exercise Price $0.45 (c)(e)	1,428,572	84,925
TOTAL WARRANTS (Cost $0)		874,632

SHORT-TERM INVESTMENTS - 3.9%
U.S. Treasury Bills - 3.9%	Par
3.44%, 10/03/2024 (f)	1,000,000	999,713
4.85%, 10/24/2024 (f)	1,000,000	996,770
4.87%, 10/31/2024 (f)	1,000,000	995,808
4.87%, 11/07/2024 (f)	1,000,000	994,858
4.86%, 11/14/2024 (f)	1,000,000	993,919
4.88%, 11/21/2024 (f)	1,000,000	992,956
4.85%, 11/29/2024 (f)	1,000,000	991,913
4.44%, 12/05/2024 (f)	1,000,000	991,854
4.41%, 12/12/2024 (f)	1,000,000	991,067
4.45%, 12/19/2024 (f)	1,000,000	990,118
4.45%, 12/26/2024 (f)	1,000,000	989,237
4.41%, 01/02/2025 (f)	1,000,000	988,498
4.41%, 01/09/2025 (f)	1,000,000	987,639
4.40%, 01/16/2025 (f)	1,000,000	986,790
TOTAL SHORT-TERM INVESTMENTS (Cost $13,888,423)		13,891,140

TOTAL INVESTMENTS - 99.8% (Cost $257,816,435)		352,570,641
Other Assets in Excess of Liabilities - 0.2%		540,571
TOTAL NET ASSETS - 100.0%		$353,111,212

Percentages are stated as a percent of net assets.

For purposes of this report, the securities in the portfolio have been organized utilizing their respective GICS code. The fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund uses the GICS Sub-Industry classification, or aggregate thereof as show above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

PLC - Public Limited Company

(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Non-income producing security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(e)
All or a portion of this position was purchased in a private placement transaction and may be a security as defined in Rule 144A under the Securities Act of 1933. An initial four-month sale restriction may apply. Resale may only be available to Qualified Institutional Buyers or through sales on certain offshore exchanges as allowed under Section 904 of Regulation S-X.

(f)	The rate shown is the effective yield as of September 30, 2024.
(g)	Country currency: Canadian Dollar (CAD)
(h)	Country currency: British Pound Sterling (GBP)
(i)	Country currency: Australian Dollar (AUD)

Investment Valuation
Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at September 30, 2024
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,601,555	$-	$-	$6,601,555
Energy	104,608,026	-	0	104,608,026
Financials	19,021,203	-	-	19,021,203
Information Technology	215,553	-	-	215,553
Materials	142,668,301	46,621,568	-	189,289,869
Utilities	18,068,663	-	-	18,068,663
Warrants
Materials	-	874,632	-	874,632
Short-Term Investments
U.S. Treasury Bills	-	13,891,140	-	13,891,140
Total	$291,183,301	$61,387,340	$-	$352,570,641

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2024:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)				Investments in Securities
Beginning balance as of December 31, 2023				$0
Purchases				-
Sales				-
Realized gain included in earnings				-
Change in unrealized depreciation				-
Transfer into Level 3 during the period				-
Ending balance as of September 30, 2024				$0

Change in unrealized depreciation still held as of September 30, 2024				$-

Aegis Value Fund
Portfolio Characteristics
September 30, 2024 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks			95.7%
Consumer Discretionary		1.9%

Energy		29.6%
Energy Equipment & Services	8.7%
Oil, Gas & Consumable Fuels	20.9%

Financials		5.4%
Banks	4.6%
Capital Markets	0.8%

Information Technology		0.1%
Communications Equipment	0.1%

Materials		53.6%
Diversified Metals & Mining	13.1%
Gold, Silver, & Precious Metals & Minerals	25.2%
Mining Services	5.6%
Paper & Forest Products	4.9%
Steel	4.8%

Utilities		5.1%
Independent Power and Renewable Electricity Producers	5.1%

Warrants			0.2%
Materials		0.2%
Gold, Silver, & Precious Metals & Minerals	0.2%
Short-Term Investments
United States Treasury Bills			3.9%
Other Assets in Excess of Liabilities			0.2%
Total Net Assets			100.0%

Aegis Value Fund
Investments in Affiliated Companies*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of September 30, 2024 amounted to $79,184,258 representing 22.42% of net assets. A summary of affiliated transactions for the period ended September 30, 2024 is as follows:

	Share Balance December 31, 2023	Additions	Deductions	Share Balance September 30, 2024
Bassett Furniture Industries Inc	456,855	-	-	456,855
Koil Energy Solutions Inc	766,584	-	-	766,584
Natural Gas Services Group Inc	843,293	-	(172,520)	670,773
Amerigo Resources Ltd	18,172,738	-	-	18,172,738
Cabral Gold Inc	12,911,156	-	-	12,911,156
Capital Ltd	8,874,473	2,366,011	-	11,240,484
Conifer Holdings Inc	430,026	-	(430,026)	-
Geodrill Ltd	3,956,698	-	-	3,956,698
Minera Alamos Inc	37,611,661	-	-	37,611,661
Newcore Gold Ltd	10,666,668	5,333,334	-	16,000,002

	Value December 31, 2023	Acquisitions	Dispositions	Corporate Actions
Bassett Furniture Industries Inc	7,583,793	-	-	-
Koil Energy Solutions Inc	398,624	-	-	-
Natural Gas Services Group Inc	13,560,151	-	(4,082,226)	-
Amerigo Resources Ltd	19,063,511	-	-	-
Cabral Gold Inc	1,900,061	-	-	-
Capital Ltd	10,187,573	2,644,899	-	-
Conifer Holdings Inc	451,527	-	(427,846)	-
Geodrill Ltd	5,345,073	-	-	-
Minera Alamos Inc	9,083,228	-	-	-
Newcore Gold Ltd	1,127,002	780,669	-	-
Total	$68,700,543	$3,425,568	$(4,510,072)	$-

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Dividend Income
Bassett Furniture Industries Inc	-	(982,238)	6,601,555	255,839
Koil Energy Solutions Inc	-	751,252	1,149,876	-
Natural Gas Services Group Inc	2,294,645	1,045,902	12,818,472	-
Amerigo Resources Ltd	-	4,316,698	23,380,209	1,434,565
Cabral Gold Inc	-	916,155	2,816,216	-
Capital Ltd	-	(449,260)	12,383,212	367,367
Conifer Holdings Inc	(2,244,403)	2,220,721	-	-
Geodrill Ltd	-	2,202,918	7,547,991	-
Minera Alamos Inc	-	(323,072)	8,760,156	-
Newcore Gold Ltd	-	1,818,900	3,726,571	-
Total	$50,242	$11,517,976	$79,184,258	$2,057,770

*
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.